Employee Headcount - (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Current Assets by Region
Cloud and software	15,536	15,646	16,392
Services	19,669	19,644	19,842
Research and development	34,122	32,244	29,580
Sales and marketing	30,548	28,215	25,834
General and administration	6,932	6,879	6,689
Infrastructure	5,154	4,786	4,094
SAP Group at period end	111,961	107,415	102,430
Thereof acquisitions	410	914	781
SAP Group (months' end average)	111,015	104,364	101,476
EMEA
Non-Current Assets by Region
Cloud and software	5,672	5,947	6,278
Services	8,247	8,229	8,175
Research and development	16,606	15,347	13,705
Sales and marketing	12,207	11,136	10,348
General and administration	3,466	3,374	3,285
Infrastructure	2,800	2,609	2,291
SAP Group at period end	48,999	46,641	44,082
Thereof acquisitions	188	462	609
SAP Group (months' end average)	48,408	45,359	43,340
Americas
Non-Current Assets by Region
Cloud and software	4,617	4,586	4,589
Services	5,580	5,491	5,934
Research and development	6,416	6,326	6,094
Sales and marketing	12,511	11,598	10,485
General and administration	2,186	2,306	2,161
Infrastructure	1,440	1,353	1,107
SAP Group at period end	32,749	31,660	30,369
Thereof acquisitions	214	407	97
SAP Group (months' end average)	32,668	30,651	30,306
APJ
Non-Current Assets by Region
Cloud and software	5,247	5,113	5,525
Services	5,841	5,924	5,733
Research and development	11,100	10,571	9,781
Sales and marketing	5,831	5,481	5,000
General and administration	1,280	1,199	1,243
Infrastructure	914	824	696
SAP Group at period end	30,213	29,113	27,979
Thereof acquisitions	8	45	75
SAP Group (months' end average)	29,939	28,354	27,830